RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 712,045	$ 757,782
Operating limited partnership rents received in advance	7,645	7,685
Accrued fund management fees not deducted (deducted) for tax purposes	(1,170,262)	(559,355)
Other	2,359,263	8,148,135
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(810,437)	(1,090,861)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(180,690)	(282,604)
Difference due to fiscal year for book purposes and calendar year for tax purposes	3,390,569	(833,095)
Income (loss) for tax return purposes, year ended December 31, 2018	4,308,133	6,147,687
Series 15 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	965	190,537
Operating limited partnership rents received in advance	0	0
Accrued fund management fees not deducted (deducted) for tax purposes	(245,039)	(4,858)
Other	0	2,718,383
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(183,370)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(834)
Difference due to fiscal year for book purposes and calendar year for tax purposes	3,051,644	(227,703)
Income (loss) for tax return purposes, year ended December 31, 2018	2,807,570	2,492,155
Series 16 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(52,824)	125,865
Operating limited partnership rents received in advance	0	331
Accrued fund management fees not deducted (deducted) for tax purposes	(75,598)	(135,370)
Other	707,013	2,672,005
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(166,527)	(249,603)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(88,430)	(108,272)
Difference due to fiscal year for book purposes and calendar year for tax purposes	15,366	(413,562)
Income (loss) for tax return purposes, year ended December 31, 2018	339,000	1,891,394
Series 17 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	76,643	(9,461)
Operating limited partnership rents received in advance	7,645	4,899
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	676,279	491,121
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(238,912)	(113,659)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(5,807)	(4,699)
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,262	(42,431)
Income (loss) for tax return purposes, year ended December 31, 2018	517,110	325,770
Series 18 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	754,694	452,236
Operating limited partnership rents received in advance	0	2,049
Accrued fund management fees not deducted (deducted) for tax purposes	(849,625)	(419,127)
Other	975,971	938,976
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(404,998)	(495,051)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(86,453)	(79,199)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,125,076)	(59,746)
Income (loss) for tax return purposes, year ended December 31, 2018	(735,487)	340,138
Series 19 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(67,433)	(1,395)
Operating limited partnership rents received in advance	0	406
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	0	1,327,650
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(49,178)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(89,600)
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,447,373	(89,653)
Income (loss) for tax return purposes, year ended December 31, 2018	$ 1,379,940	$ 1,098,230